TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2022	2021
	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,076	1,028
Less: loss allowance	(49)	(57)
Trade receivables – net	1,027	971
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	47	39
Other receivables	114	95
Prepayments	76	79
	1,264	1,184
Due after more than one year
Other non-current assets	12	15
	1,276	1,199

Schedule of trade receivables - net

	2022 Weighted average loss rate	2022 Loss allowance	2022 Gross carrying amount	2021 Gross carrying amount
	%	$ million	$ million	$ million
Not past due	-0.3%	(2)	610	595
Past due not more than 3 months	-0.4%	(1)	228	217
Past due more than 3 months	-1.0%	(1)	97	88
Past due more than 6 months	-31.9%	(45)	141	128
		(49)	1,076	1,028
Loss allowance			(49)	(57)
Trade receivables – net			1,027	971

Schedule of movements in loss allowance

	2022	2021
	$ million	$ million
At 1 January	57	71
Exchange adjustment	(3)	(3)
Net receivables provided during the year	4	3
Utilisation of provision	(9)	(14)
At 31 December	49	57

Schedule of trade receivables denominated by currency

	2022	2021
	$ million	$ million
US Dollar	465	429
Sterling	37	34
Euro	215	201
Other	310	307
Trade receivables – net	1,027	971